BUSINESS SEGMENT INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) item segment	Dec. 31, 2019 USD ($) item segment	Dec. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Number of global franchise divisions | item	3	3
Number of global franchise presidents | item	3	3
Number of regional presidents | item	2
Number of reportable segments | segment	3	3
Revenue	$ 4,560	$ 5,138	$ 4,904
Unsatisfied performance obligation	0
Accrual for rebates	97	82
Revenue recognised, rebates	445
United Kingdom
Disclosure of operating segments [line items]
Revenue	166	211	211
United States of America
Disclosure of operating segments [line items]
Revenue	2,339	2,551	2,354
China
Disclosure of operating segments [line items]
Revenue	318	336	270
Orthopaedics
Disclosure of operating segments [line items]
Revenue	1,917	2,222	2,168
Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	1,333	1,536	1,461
Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	1,310	1,380	1,275
Sports Medicine Joint Repair | Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	710	794	717
Arthroscopic Enabling Technologies | Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	517	591	600
ENT (Ear, Nose and Throat) | Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	106	151	144
Knee Implants | Orthopaedics
Disclosure of operating segments [line items]
Revenue	822	1,042	1,017
Hip Implants | Orthopaedics
Disclosure of operating segments [line items]
Revenue	567	613	613
Other Reconstruction | Orthopaedics
Disclosure of operating segments [line items]
Revenue	68	79	62
Trauma | Orthopaedics
Disclosure of operating segments [line items]
Revenue	460	488	476
Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	1,310	1,380	1,275
Advanced Wound Management | Established Markets
Disclosure of operating segments [line items]
Revenue	1,170	1,195	1,103
Advanced Wound Management | Emerging Markets
Disclosure of operating segments [line items]
Revenue	140	185	172
Advanced Wound Care
Disclosure of operating segments [line items]
Decrease in Revenue due to Reclassification		13	13
Advanced Wound Care | Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	647	701	727
Advanced Wound Bioactives
Disclosure of operating segments [line items]
Increase in Revenue due to Reclassification		12	13
Advanced Wound Bioactives | Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	431	436	333
Advanced Wound Devices
Disclosure of operating segments [line items]
Increase in Revenue due to Reclassification		1
Advanced Wound Devices | Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	232	243	215
Orthopaedics, Sports Medicine and ENT and Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	4,560	5,138	4,904
Orthopaedics, Sports Medicine and ENT and Advanced Wound Management | Established Markets
Disclosure of operating segments [line items]
Revenue	3,789	4,181	4,047
Orthopaedics, Sports Medicine and ENT and Advanced Wound Management | Emerging Markets
Disclosure of operating segments [line items]
Revenue	771	957	857
Orthopaedics, Sports Medicine and Ear Nose and Throat [Member]
Disclosure of operating segments [line items]
Revenue	3,250	3,758	3,629
Orthopaedics, Sports Medicine and Ear Nose and Throat [Member] | Established Markets
Disclosure of operating segments [line items]
Revenue	2,619	2,986	2,944
Orthopaedics, Sports Medicine and Ear Nose and Throat [Member] | Emerging Markets
Disclosure of operating segments [line items]
Revenue	$ 631	$ 772	$ 685